Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0002088383
Document Type	SP 15D2
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Entity Registrant Name	CHROMARIE INTERNATIONAL LIMITED
Amendment Flag	false